Lease (Details) - Schedule of Operating Lease Balances ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Operating Lease Balances [Abstract]
Right-of-use assets	¥ 183	$ 26	¥ 2,207
Lease liabilities	¥ 140		¥ 2,035